Summary of Significant Accounting Policies - Revenue (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Summary of Significant Accounting Policies
Operating Cycle		three year operating cycle
Operating cycle (in months or years)	12 months	3 years